CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES:
Income (loss)	$ (6,102,000)	$ (4,133,000)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	304,000	297,000
Depreciation	141,000	152,000
Amortization of intangible assets		16,000
Share from profit of joint venture	655,000
Fair value (gains) losses on derivative financial instruments, recognition of day 1 loss and changes in royalty obligation	478,000	(1,269,000)
Issuance costs in respect of warrants	952,000	518,000
Exchange differences and revaluation of bank deposits	76,000	26,000
Total adjustments in respect of income and expenses not involving cash flow	2,606,000	(260,000)
Changes in assets and liability items:
Decrease in trade receivables	70,000	(2,811,000)
Decrease (increase) in prepaid expenses and other receivables	(937,000)	94,000
Decrease (increase) in inventories (excluding THI transaction)		482,000
Decrease in accounts payable	(148,000)	(333,000)
Increase (decrease) in accrued expenses and other liabilities	631,000	693,000
Decrease in allowance for deductions from revenue	(682,000)	1,253,000
Total changes in assets and liability items	(1,066,000)	(622,000)
Net cash used in operating activities	(4,562,000)	(5,015,000)
Net cash used in operating activities from discontinued operation	(699,000)	(1,725,000)
Net cash used in operating activities from continuing operation	(3,863,000)	(3,290,000)
INVESTING ACTIVITIES:
Purchase of fixed assets	(14,000)	(4,000)
Reconciliation related to receivable from joint venture	304,000
Change In Investment In Non Current Bank Deposits Classified As Investment Activities	82,000
Net cash provided by (used in) investing activities	372,000	(4,000)
Net cash (used in) provided by investing activities from continuing operation	372,000	(4,000)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	5,460,000	3,448,000
Payment of principal with respect to lease liabilities	(81,000)	(189,000)
Net cash provided by financing activities	5,379,000	3,259,000
Net cash provided by financing activities from continuing operation	5,379,000	3,259,000
DECREASE IN CASH AND CASH EQUIVALENTS	1,189,000	(1,760,000)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(1,000)	9,000
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	3,971,000	4,617,000
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF YEAR	5,159,000	2,866,000
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	49,000	89,000
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	$ 50,000	$ 10,000